NMCO
Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 133.5% (91.6% of Total Investments)
	MUNICIPAL BONDS – 127.0% (87.2% of Total Investments)
	Alabama – 5.4% (3.7% of Total Investments)
$38,450	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	$43,172,044
2,000	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	2,341,380
40,450	Total Alabama			45,513,424
	Alaska – 0.0% (0.0% of Total Investments)
200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	2/20 at 100.00	B3	200,476
	Arizona – 2.6% (1.8% of Total Investments)
4,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	4,180,440
1,860	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/49, 144A	7/29 at 100.00	BB	2,091,477
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,018,840
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
2,000	5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	2,276,480
5,355	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	6,019,127
1,525	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	1,701,153
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	531,840
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013:
1,005	6.000%, 7/01/43	7/20 at 102.00	BB-	1,017,673
1,000	6.000%, 7/01/48	7/20 at 102.00	BB-	1,011,030
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,018,970
50	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	53,236
380	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	379,973
19,675	Total Arizona			21,300,239

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 3.0% (2.1% of Total Investments)
$23,250	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	$25,107,442
	California – 4.5% (3.1% of Total Investments)
15,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	17,421,600
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
4,020	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,704,872
4,380	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,911,472
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	1,301,977
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,160	5.750%, 7/01/24 (4)	3/20 at 100.00	N/R	2,484,676
40	5.750%, 7/01/30 (4)	3/20 at 100.00	N/R	31,452
1,515	5.750%, 7/01/35 (4)	3/20 at 100.00	N/R	1,191,229
2,480	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4)	3/20 at 100.00	N/R	1,949,999
1,130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	3/20 at 100.00	N/R	888,508
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	2/20 at 19.83	N/R	4,947,000
57,820	Total California			37,832,785
	Colorado – 10.1% (6.9% of Total Investments)
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,061,590
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 0.000%, 12/01/49 (5)	6/24 at 79.97	N/R	589,160
7,920	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019, 5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	8,728,473
4,730	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/37	8/29 at 100.00	BBB+	5,397,308
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
4,210	3.250%, 8/01/49	8/29 at 100.00	BBB+	4,238,881
36,195	4.000%, 8/01/49	8/29 at 100.00	BBB+	40,253,545
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	1,072,340
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	517,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$515	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	$515,989
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
5,000	5.000%, 12/01/39	12/24 at 103.00	N/R	5,267,550
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,183,100
1,000	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	1,012,070
705	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	726,115
1,200	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	1,254,936
880	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	12/24 at 102.00	N/R	894,978
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	544,055
760	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/51	12/25 at 103.00	N/R	787,079
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
1,400	5.000%, 12/01/39	9/24 at 103.00	N/R	1,518,258
2,125	5.000%, 12/01/49	9/24 at 103.00	N/R	2,287,562
1,000	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,018,080
1,000	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,070,360
77,640	Total Colorado			83,939,069
	Connecticut – 0.1% (0.0% of Total Investments)
12,066	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (6)	No Opt. Call	N/R	452,487
	District of Columbia – 3.5% (2.4% of Total Investments)
87,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/20 at 19.83	N/R	17,174,670
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	2,041,260
8,530	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	Baa2	9,693,236
97,530	Total District of Columbia			28,909,166

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 16.6% (11.4% of Total Investments)
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
$4,200	5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	$4,596,522
2,500	6.000%, 7/01/45, 144A	7/25 at 100.00	N/R	2,743,450
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
140	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	149,895
100	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	105,602
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49, 144A	12/30 at 100.00	Ba1	115,411
1,700	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	1,841,593
2,730	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017, 5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	2,875,973
500	Currents Community Development District, Collier County, Florida, Bond Anticipation Note, Series 2019, 4.500%, 11/01/20	10/20 at 100.00	N/R	500,115
170	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	172,241
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,000	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,115,700
1,000	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	1,119,720
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24, 144A	No Opt. Call	N/R	163,845
2,500	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	2,476,850
5,100	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,049,255
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A:
2,435	5.000%, 1/01/40, 144A	1/27 at 100.00	N/R	2,612,536
500	5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	528,975
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	579,255
1,075	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	1,161,075
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
11,000	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	4/20 at 104.00	N/R	11,123,750
41,815	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	4/20 at 105.00	N/R	42,285,419
7,000	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 6.875%, 12/01/38, 144A	12/23 at 105.00	N/R	7,140,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
$1,000	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	$1,071,410
1,100	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	1,177,792
1,300	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	1,391,052
690	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40	5/30 at 100.00	N/R	712,239
25,405	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	A+	29,277,230
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
6,175	0.000%, 10/01/46	10/29 at 54.89	BBB-	2,507,976
500	0.000%, 10/01/54	10/29 at 40.38	BBB-	147,175
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970	5.500%, 11/15/49	11/26 at 103.00	N/R	4,032,686
2,440	5.750%, 11/15/54	11/26 at 103.00	N/R	2,478,064
2,550	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,605,335
1,575	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29	No Opt. Call	N/R	1,607,981
2,000	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,280,040
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 4.125%, 5/01/38, 144A	5/29 at 100.00	N/R	921,159
135,835	Total Florida			138,667,741
	Georgia – 5.5% (3.8% of Total Investments)
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,250	6.500%, 1/01/29	1/28 at 100.00	N/R	1,376,725
5,030	6.750%, 1/01/35	1/28 at 100.00	N/R	5,435,368
16,765	7.000%, 1/01/40	1/28 at 100.00	N/R	18,182,816
441	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	516,826
18,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 4.000%, 1/01/49 (UB) (7)	7/28 at 100.00	Baa2	19,558,800
850	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.125%, 10/01/39	10/26 at 103.00	N/R	884,433
42,336	Total Georgia			45,954,968

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 17.5% (12.0% of Total Investments)
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
$4,550	5.000%, 1/01/28	No Opt. Call	BBB-	$5,510,778
5,000	5.500%, 1/01/35	1/29 at 100.00	BBB-	6,268,500
4,485	5.000%, 1/01/44	1/29 at 100.00	BBB-	5,270,862
4,475	5.500%, 1/01/49	1/29 at 100.00	BBB-	5,440,929
350	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	353,465
9,900	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.250%, 5/15/54	5/24 at 103.00	N/R	10,431,333
5,000	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	5,002,100
1,010	Illinois State, General Obligation Bonds, December Series 2017A, 4.000%, 12/01/33	12/27 at 100.00	BBB-	1,112,838
7,100	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	7,757,318
1,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/34	6/26 at 100.00	BBB-	1,083,520
20,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/28 (UB) (7)	11/27 at 100.00	BBB-	23,956,000
6,930	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/35	11/29 at 100.00	BBB-	7,734,018
19,000	Illinois State, General Obligation Bonds, November Series 2019C, 4.000%, 11/01/41	11/29 at 100.00	BBB-	20,806,900
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
3,135	0.000%, 12/15/50	No Opt. Call	BBB-	1,103,332
2,500	0.000%, 12/15/51	No Opt. Call	BBB-	844,950
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
5,000	4.000%, 6/15/50 – BAM Insured (WI/DD, Settling 3/17/20)	12/29 at 100.00	AA	5,580,750
16,220	4.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB-	17,869,412
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	7,221,500
22,500	0.000%, 12/15/56 – AGM Insured	No Opt. Call	A2	7,385,625
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,500	0.000%, 12/15/37 (5)	No Opt. Call	BBB-	1,216,110
10,000	0.000%, 12/15/56 – AGM Insured	No Opt. Call	BBB-	3,282,500
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	513,085
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A:
150	4.000%, 1/01/38	1/30 at 100.00	AA-	172,476
120	4.000%, 1/01/39	1/30 at 100.00	AA-	137,618
172,425	Total Illinois			146,055,919

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.0% (0.7% of Total Investments)
$160	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2019, 4.125%, 6/01/39, 144A	6/30 at 100.00	N/R	$162,213
7,450	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	7,661,803
395	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	BB+	348,702
260	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	274,157
8,265	Total Louisiana			8,446,875
	Michigan – 3.9% (2.7% of Total Investments)
40	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019., 5.000%, 11/01/44	11/27 at 102.00	BB	42,699
900,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	32,661,000
900,040	Total Michigan			32,703,699
	Minnesota – 0.3% (0.2% of Total Investments)
500	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A, 5.000%, 7/01/53	7/26 at 102.00	N/R	527,695
1,300	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,406,301
440	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54	7/27 at 102.00	N/R	459,281
130	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	137,549
2,370	Total Minnesota			2,530,826
	Missouri – 0.0% (0.0% of Total Investments)
315	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 4.000%, 8/01/38	8/26 at 100.00	Ba1	306,212
	Nevada – 1.1% (0.7% of Total Investments)
5,375	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	6,249,620
2,750	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	2,847,845
8,125	Total Nevada			9,097,465
	New Jersey – 4.9% (3.3% of Total Investments)
4,000	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39, 144A	10/27 at 102.00	N/R	4,073,400
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (7)	No Opt. Call	BBB+	8,195,700

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
$10,000	4.000%, 6/15/44	12/28 at 100.00	BBB+	$10,919,800
14,285	4.000%, 6/15/50	12/28 at 100.00	BBB+	15,479,083
1,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,063,394
45,085	Total New Jersey			40,731,377
	New York – 6.7% (4.6% of Total Investments)
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	5,665,450
30,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/50	1/30 at 100.00	A-	34,314,300
15,200	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	15,611,616
50,200	Total New York			55,591,366
	Ohio – 10.7% (7.4% of Total Investments)
36,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	2/20 at 14.32	N/R	2,720,430
100,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	2/20 at 9.28	N/R	5,726,000
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,000	5.750%, 6/01/34	2/20 at 100.00	C	2,009,180
15,005	5.875%, 6/01/47	2/20 at 100.00	B-	15,069,521
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
655	5.000%, 12/01/24	12/22 at 100.00	N/R	674,519
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,025,010
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,025,690
5,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	5,951,650
940	Hilliard Hickory Chase Community Authority, Ohio, Infrastructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	1,026,076
5,020	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	4,769,000
14,950	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B3	16,913,234
2,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (6)	No Opt. Call	N/R	1,980,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,200	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (6)	No Opt. Call	N/R	$2,332,000
4,140	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	3,933,000
2,895	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (6)	No Opt. Call	N/R	3,104,888
4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48 (AMT), 144A	1/28 at 100.00	N/R	4,472,360
2,470	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (6)	No Opt. Call	N/R	2,346,500
2,510	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	2,384,500
6,455	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (6)	No Opt. Call	N/R	6,922,987
2,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (6)	No Opt. Call	N/R	2,161,088
2,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (6)	No Opt. Call	N/R	1,900,000
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,010,280
213,540	Total Ohio			89,458,663
	Oklahoma – 1.8% (1.3% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
4,090	5.500%, 8/15/52	8/28 at 100.00	BB+	4,988,614
8,460	5.500%, 8/15/57	8/28 at 100.00	BB+	10,279,408
12,550	Total Oklahoma			15,268,022
	Oregon – 0.0% (0.0% of Total Investments)
100	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	107,337
	Pennsylvania – 5.4% (3.7% of Total Investments)
1,125	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	1,168,808
1,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (6)	No Opt. Call	N/R	1,368,000

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,280	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (6)	No Opt. Call	N/R	$1,372,800
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
3,300	4.375%, 1/01/35 (Mandatory Put 7/01/22) (6)	No Opt. Call	N/R	3,539,250
560	3.500%, 4/01/41 (Mandatory Put 6/01/20) (6)	No Opt. Call	N/R	532,000
5,355	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (6)	No Opt. Call	N/R	5,087,250
1,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	973,750
21,510	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47	11/27 at 100.00	Baa2	25,115,936
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A:
1,825	5.125%, 10/15/37	4/27 at 100.00	BB	2,006,022
3,250	5.250%, 10/15/47	4/27 at 100.00	BB	3,548,415
40,670	Total Pennsylvania			44,712,231
	Puerto Rico – 9.9% (6.8% of Total Investments)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,070	5.000%, 7/01/29 (6)	7/22 at 100.00	D	1,663,762
5,605	5.000%, 7/01/42 (6)	7/22 at 100.00	D	4,505,019
1,000	5.050%, 7/01/42 (6)	7/22 at 100.00	D	803,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
25	5.000%, 7/01/21 (6)	3/20 at 100.00	D	20,094
3,750	5.000%, 7/01/26 (6)	3/20 at 100.00	D	3,014,062
310	5.000%, 7/01/32 (6)	3/20 at 100.00	D	249,163
160	5.000%, 7/01/37 (6)	3/20 at 100.00	D	128,600
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
624	5.250%, 7/01/28 (6)	7/20 at 100.00	D	503,100
468	5.250%, 7/01/29 (6)	7/20 at 100.00	D	377,325
346	5.250%, 7/01/31 (6)	7/20 at 100.00	D	278,963
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
2,995	5.000%, 7/01/28 (6)	7/20 at 100.00	D	2,407,231
500	5.250%, 7/01/28 (6)	7/20 at 100.00	D	403,125
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
100	5.250%, 7/01/27 (6)	7/20 at 100.00	D	80,625
4,000	5.250%, 7/01/35 (6)	3/20 at 100.00	D	3,225,000
3,800	5.250%, 7/01/40 (6)	7/20 at 100.00	D	3,063,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/24 (6)	7/20 at 100.00	D	$322,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
5,000	7.000%, 7/01/33 (6)	7/23 at 100.00	D	4,131,250
10,000	6.750%, 7/01/36 (6)	7/23 at 100.00	D	8,237,500
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016A-4-RSA-1, 10.000%, 7/01/19 (6)	No Opt. Call	N/R	882,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190	5.375%, 7/01/22 (6)	3/20 at 100.00	D	153,425
373	5.375%, 7/01/23 (6)	3/20 at 100.00	D	301,197
25	5.250%, 7/01/33 (6)	3/20 at 100.00	D	20,156
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
26,196	0.000%, 7/01/46	7/28 at 41.38	N/R	7,686,444
66,178	0.000%, 7/01/51	7/28 at 30.01	N/R	14,073,935
18,160	5.000%, 7/01/58	7/28 at 100.00	N/R	20,464,592
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	5,514,200
500	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/24	3/20 at 100.00	C	498,750
158,775	Total Puerto Rico			83,010,018
	South Carolina – 0.1% (0.1% of Total Investments)
430	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	440,264
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	419,748
830	Total South Carolina			860,012
	Tennessee – 1.5% (1.0% of Total Investments)
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%, 12/01/31, 144A	No Opt. Call	N/R	566,900
4,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	4,140,520
2,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	1,971,740
5,965	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002D, 0.000%, 10/01/31	3/20 at 50.43	N/R	2,994,669
3,285	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002E, 0.000%, 4/01/34	3/20 at 43.50	N/R	1,422,602
1,500	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A	No Opt. Call	N/R	1,598,775
17,750	Total Tennessee			12,695,206

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 3.3% (2.3% of Total Investments)
$200	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	$204,200
520	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49, 144A	8/24 at 100.00	N/R	551,294
400	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	Baa3	426,160
2,100	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,923,201
110	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	112,129
500	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A (WI/DD, Settling 2/11/20)	1/22 at 103.00	N/R	514,075
145	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019, 4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	147,495
20,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%, 6/30/58 (AMT)	6/29 at 100.00	Baa3	23,706,600
23,975	Total Texas			27,585,154
	Utah – 0.1% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,066,550
	Virgin Islands – 2.3% (1.6% of Total Investments)
710	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	710,000
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	1,002,500
15,000	5.000%, 10/01/39	10/24 at 100.00	N/R	14,981,250
700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	703,500
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Caa3	1,005,440
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	3/20 at 100.00	Caa3	1,002,540
19,410	Total Virgin Islands			19,405,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 0.4% (0.3% of Total Investments)
	Roanoke Economic Development Authority, Virginia Residential Care Facility Revenue Bonds, Richfield Living, Series 2020:
$1,950	5.000%, 9/01/50	9/27 at 103.00	N/R	$1,965,873
1,210	5.125%, 9/01/55	9/27 at 103.00	N/R	1,220,273
3,160	Total Virginia			3,186,146
	Washington – 0.9% (0.6% of Total Investments)
3,280	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/39	8/29 at 100.00	BBB+	4,049,160
2,690	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	3,320,805
5,970	Total Washington			7,369,965
	West Virginia – 0.5% (0.3% of Total Investments)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
3,000	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,359,880
625	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	701,406
3,625	Total West Virginia			4,061,286
	Wisconsin – 3.4% (2.3% of Total Investments)
365	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	384,053
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
3,000	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,055,440
4,000	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,010,560
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,038,180
215	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	127,170
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	2,016,820
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
2,500	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	2,648,300
10,000	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	10,589,500
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54	11/26 at 103.00	N/R	3,293,340
27,080	Total Wisconsin			28,163,363
$2,222,062	Total Municipal Bonds (cost $1,024,121,030)			1,060,290,719

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Shares	Description (1), (8)	Value
	EXCHANGE-TRADED FUNDS – 6.5% (4.4% of Total Investments)
832,000	VanEck Vectors High-Yield Municipal Index ETF	$54,329,600
	Total Exchange-Traded Funds (cost $53,568,782)	54,329,600
	Total Long-Term Investments (cost $1,077,689,812)	1,114,620,319

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 12.1% (8.4% of Total Investments)
	MUNICIPAL BONDS – 12.1% (8.4% of Total Investments)
	California – 2.5% (1.7% of Total Investments)
$3,370	California State, Variable Rate Demand Obligations, General Obligation Bonds, Series 2004A-3, 0.850%, 5/01/34 (9)	3/20 at 100.00	F1+	$3,370,000
17,860	Los Angeles County Housing Authority, California, Variable Rate Demand Obligations, Multifamily Housing Revenue Bonds, Riverpark Apartments Project, Tender Option Bond Trust 2020-MIZ9008, 1.190%, 4/01/25 (9)	11/20 at 100.00	VMIG1	17,860,000
21,230	Total California			21,230,000
	Connecticut – 0.2% (0.1% of Total Investments)
1,330	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 2001V-2, 1.050%, 7/01/36 (9)	3/20 at 100.00	A-1+	1,330,000
	Illinois – 0.2% (0.1% of Total Investments)
1,510	Illinois Finance Authority, Illinois, Variable Rate Demand Obligations, Revenue Bonds, North Park University Project, Variable Rate Series 2005, 0.880%, 7/01/35 (9)	3/20 at 100.00	A-1+	1,510,000
	Iowa – 1.1% (0.8% of Total Investments)
9,105	Iowa Finance Authority, Revenue Bonds, Variable Rate Demand Obligations, UnityPoint Health Project, Variable Rate Series 2018D, 0.990%, 12/01/41 (9)	3/20 at 100.00	VMIG1	9,105,000
	Minnesota – 0.3% (0.3% of Total Investments)
3,000	Rochester, Minnesota, Variable Rate Demand Obligations, Multifamily Housing Revenue Bonds, Bella Grove Apartments Project, Series 2019B, 0.990%, 5/01/61 (9)	3/20 at 100.00	A-1+	3,000,000
	National – 3.5% (2.4% of Total Investments)
29,230	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 2019, 1.240%, 12/01/21 (AMT) (9)	No Opt. Call	F1+	29,230,000
	North Carolina – 1.1% (0.8% of Total Investments)
9,670	Charlotte-Mecklenburg Hospital Authority, North Carolina, Variable Rate Demand Obligations, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2007B, 0.970%, 1/15/38 (9)	3/20 at 100.00	A-1	9,670,000
	Texas – 3.2% (2.2% of Total Investments)
23,750	Austin Affordable PFC Inc, Texas, Variable Rate Demand Obligations, Multifamily Housing Revenue Bonds, Bridge at Canyon View Apartments, Tender Option Bond Trust 2019-MIZ9010, 1.110%, 4/01/34 (9)	No Opt. Call	VMIG1	23,750,000

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	Texas(continued)
$2,800	Mansfield Industrial Development Corporation, Texas, Variable Rate Demand Obligations, Revenue Bonds, Pier 1 Imports-Texas Inc, Series 1986, 0.990%, 11/01/26 (AMT) (9)	4/20 at 100.00	A-1	$2,800,000
26,550	Total Texas			26,550,000
$101,625	Total Short-Term Investments (cost $101,625,000)			101,625,000
	Total Investments (cost $1,179,314,812) – 145.6%			1,216,245,319
	Floating Rate Obligations – (4.1)%			(34,132,000)
	MuniFund Preferred Shares, net of deferred offering costs – (38.8)% (10)			(324,280,633)
	Other Assets Less Liabilities – (2.7)%			(22,776,090)
	Net Assets Applicable to Common Shares – 100%			$835,056,596
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,053,744,855	$6,545,864	$1,060,290,719
Exchange-Traded Funds	54,329,600	—	—	54,329,600
Short-Term Investments:
Municipal Bonds	—	101,625,000	—	101,625,000
Total	$54,329,600	$1,155,369,855	$6,545,864	$1,216,245,319

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.